SHORT AND LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2025
Disclosure of short and long term investments [Abstract]
SHORT AND LONG-TERM INVESTMENTS	SHORT AND LONG-TERM INVESTMENTS
7.1Accounting policies
In the presentation and measurement of the financial investments, the Company considers the provisions of IFRS 9 – Financial Instruments, which determines that financial assets should be initially measured at fair value less costs directly attributable to their acquisition. In turn, the subsequent measurement is divided into two categories:
7.1.1Amortized cost
Long-term investments are measured at amortized cost when all the following conditions are met:
•The Company plans to hold the financial assets to collect cash flows as set forth in contract;
•Contractual cash flows represent solely payments of principal and interest (“SPPI”); and
•The Company did not opt for the fair value methodology to eliminate measurement inconsistencies or an “accounting mismatch”.
7.1.2Fair value
•Through comprehensive income: short and long-term investments shall be measured at fair value through comprehensive income when both of the following conditions are met:
(i)the Company plans to hold the financial asset to collect cash flows set forth in contract and sell the asset; and
(ii)contractual cash flows represent SPPI.
•Through profit or loss: it is a residual category, in other words, the Company does not plan to hold the financial asset to collect cash flows set forth in contract and/or sell the asset, it shall be measured at fair value through profit or loss.
Financial instruments designated at fair value through profit or loss are used to eliminate or significantly reduce an accounting mismatch, and are therefore measured at fair value.
7.2TAP Bond
On March 14, 2016, the Company acquired series A convertible debt issued by TAP ("TAP Bond") in the amount of €90 million. The TAP Bond has a maturity of 10 years from its issuance date, bearing, annual interest of 3.75% until September 20, 2016 and 7.5% in subsequent years, payable at maturity or upon early redemption of the bonds, whichever occurs first.
Considering the circumstances currently observed, Management review the fair value of the related financial investment, as of December 31, 2025. The negative variation resulting from this reassessment was recognized in the statements of operations for the year.
The measurement reflects Management’s best estimate as of the current date and does not represent a waiver of rights or any change in the Company’s legal position with respect to its contractual rights.
The Company will continue to monitor the legal developments and will prospectively revise the fair value measurement.
7.3Breakdown of short and long-term investments

	Weighted average rate p.a.		December 31,
Description		Maturity	2025	2024

TAP Bond	—	—	—	1,004,505
Investment funds	14.2%	Jun-26	26,286	107,847
			26,286	1,112,352

Current			26,286	71,898
Non-current			—	1,040,454

The following presents the movements of the loss of short-term investments:

December 31,
Description	2025

Balances at the beginning of the year	—
Additions	(117,684)
Balances at the end of the year	(117,684)
As of December 31, 2025, the short-term investments were assessed and the Company concluded, for one of the investments, classified as “Investment Funds”, that the recoverable amount was lower than the carrying amount and therefore recognized an impairment loss in the Statements of Operations.